iShares
®
Core 60/40 Balanced Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  37 .3%
iShares Core S&P 500 ETF .................. 1,471,858 $ 1,008,561,257
iShares Core S&P Mid-Cap ETF ............... 830,032 53,893,978
iShares Core S&P Small-Cap ETF ............. 213,388 25,137,106
1,087,592,341
a
Domestic Fixed Income  —  33 .8%
iShares Core Universal USD Bond ETF .......... 21,043,680 985,475,534
a
International Equity  —  22 .8%
iShares Core MSCI Emerging Markets ETF ....... 2,814,250 192,128,848
iShares Core MSCI International Developed Markets
ETF ................................ 5,837,939 471,296,815
663,425,663
a
International Fixed Income  —  6 .0%
iShares Core International Aggregate Bond ETF .... 3,381,084 175,038,719
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,534,802,055 ) ............................... 2,911,532,257
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 2,691,501 $ 2,691,501
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,691,501 ) .................................. 2,691,501
Total Investments — 100.0%
(Cost: $ 2,537,493,556 ) ............................... 2,914,223,758
Liabilities in Excess of Other Assets — 0 .0% ................ (710,446)
Net Assets — 100.0% ................................. $ 2,913,513,312
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 15,184,002  $ —  $ (15,184,088)
(b)
$ 86  $ —  $ —  —  $ 21,186
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,395,328  296,173
(b)
—  —  —  2,691,501  2,691,501  41,217  —
iShares Core
International
Aggregate Bond
ETF ......... 142,902,098  32,538,737  (2,526,493) 51,348  2,073,029  175,038,719  3,381,084  —  —
iShares Core MSCI
Emerging Markets
ETF ......... 170,587,479  15,916,231  (17,552,278) 1,284,137  21,893,279  192,128,848  2,814,250  —  —
iShares Core MSCI
International
Developed Markets
ETF ......... 416,608,214  38,500,184  (17,006,007) 1,712,063  31,482,361  471,296,815  5,837,939  —  —
iShares Core S&P 500
ETF ......... 953,842,650  86,110,440  (109,752,194) 9,307,192  69,053,169  1,008,561,257  1,471,858  3,117,382  —
iShares Core S&P
Mid-Cap ETF ... 52,570,046  4,719,377  (4,963,059) 105,155  1,462,459  53,893,978  830,032  183,974  —
iShares Core S&P
Small-Cap ETF . 24,162,899  2,243,751  (2,915,614) (12,244) 1,658,314  25,137,106  213,388  101,239  —
iShares Core
Universal USD
Bond ETF ..... 810,820,256  174,133,476  (14,469,736) (125,103) 15,116,641  985,475,534  21,043,680  8,950,067  —
$ 12,322,634  $ 142,739,252
$ 2,914,223,758
$ 12,415,065  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core 60/40 Balanced Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,911,532,257 $ — $ — $ 2,911,532,257
Short-Term Securities
Money Market Funds ...................................... 2,691,501 — — 2,691,501
$ 2,914,223,758 $ — $ — $ 2,914,223,758